Segmental analysis - Adjusted balance sheet reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Loans and advances to customers (net)	$ 1,045,814	$ 1,037,987	$ 1,036,743
Interests in associates and joint ventures	29,609	26,684	24,474
Total external assets	2,957,939	2,984,164	2,715,152
Customer accounts	1,710,574	1,642,780	1,439,115
Operating segments
Disclosure of operating segments [line items]
Loans and advances to customers (net)	1,045,814	1,022,402	1,046,799
Interests in associates and joint ventures	29,609	27,070	25,780
Total external assets	2,957,939	2,938,627	2,741,070
Customer accounts	$ 1,710,574	1,620,128	1,449,925
Currency translation
Disclosure of operating segments [line items]
Loans and advances to customers (net)		15,585	(10,056)
Interests in associates and joint ventures		(386)	(1,306)
Total external assets		45,537	(25,918)
Customer accounts		$ 22,652	$ (10,810)